Business Combination and Other Transaction (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination and Other Transaction [Abstract]
Schedule of Fair Value of the Consideration Transferred to NHIT Shareholders for the NHIT Transaction

The following table summarizes the fair value of the consideration transferred to NHIT shareholders for the NHIT transaction:

U.S. $ in thousands
Cash payments	$200
Contingent consideration at estimated fair value	470
Total consideration	$670

Schedule of Allocation of the Purchase Price to Assets Acquired and Liabilities

The allocation of the purchase price to assets acquired and liabilities assumed is as follows:

Allocation of Purchase Price
(U.S. $ in thousands)
Cash and cash equivalents	$-
Accounts Receivables	315
Intangible assets	381
Other current assets	333
Total assets acquired	1,029

Accounts payables	315
Other labilities	79
Deferred revenue	281
Total liabilities assumed	675
Total assets acquired, and liabilities assumed, net	354
Goodwill	316

Schedule of Pro Forma	Accordingly, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition of NHIT had occurred at the beginning of 2024.
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
	US$ in thousand
Revenue	$16,197	$15,880
Net loss	$(76,140)	$(54,308)